Lines of Credit Payable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 45,417,314	$ 41,908,984
Due To Casino Operators [Member]
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 45,417,314	$ 41,908,984